Shareholders' Equity - Summary of Other Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ (390)	€ 1,347	€ 1,283
Movement in foreign currency translation and net foreign investment hedging reserves	513	(1,800)	91
Disposal of a business	36	7
Tax effect	(20)	76	(39)
Equity movements of joint ventures	8	(15)	9
Equity movements of associates	2	(5)	3
Other	1
Ending balance	149	(390)	1,347
Foreign currency translation reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(80)	1,734	1,731
Movement in foreign currency translation and net foreign investment hedging reserves	562	(1,929)	25
Disposal of a business	50	7
Tax effect	(32)	108	(22)
Ending balance	499	(80)	1,734
Net foreign investment hedging reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(321)	(418)	(467)
Movement in foreign currency translation and net foreign investment hedging reserves	(46)	129	65
Disposal of a business	(14)
Tax effect	12	(32)	(17)
Ending balance	(370)	(321)	(418)
Equity movements of joint ventures and associates [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	11	31	19
Movement in foreign currency translation and net foreign investment hedging reserves	(3)
Equity movements of joint ventures	8	(15)	9
Equity movements of associates	2	(5)	3
Other	1
Ending balance	€ 19	€ 11	€ 31